Equity (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of share capital

	June 30, 2023
Shareholders	Common shares	Golden shares	Total
Shareholders with more than 5% of total capital	959,040,176	-	959,040,176
Previ	395,686,156	-	395,686,156
Mitsui&co	286,347,055	-	286,347,055
Blackrock, Inc	277,006,965	-	277,006,965
Free floating	3,384,352,681	-	3,384,352,681
Golden shares	-	12	12
Total outstanding (without shares in treasury)	4,343,392,857	12	4,343,392,869
Shares in treasury	195,614,711	-	195,614,711
Total capital	4,539,007,568	12	4,539,007,580

Schedule of cancellation of treasury shares

	Number of canceled shares	Carrying amount
Cancelation approved on March 2, 2023 (i)	239,881,683	4,164
Six-month period ended June 30, 2023	239,881,683	4,164

Cancelation approved on February 24, 2022 (i)	133,418,347	2,830
Six-month period ended June 30, 2022	133,418,347	2,830

(i)	During the six-month period ended June 30, 2023 and 2022, the Board of Directors approved cancelations of common shares issued by the Company, acquired and held in treasury, without reducing the amount of its share capital. The effects were transferred in shareholders' equity as "Treasury shares cancelled", between the "Revenue reserve" and "Treasury shares".

Schedule of share buyback program

	Total of shares repurchased		Effect on cash flows
	Six-month period ended June 30,
	2023	2022	2023	2022
Shares buyback program for 500,000,000 shares (i)
Acquired by Parent	73,179,052	32,416,000	1,102	527
Acquired by wholly owned subsidiaries	67,979,481	38,027,798	1,022	606
	141,158,533	70,443,798	2,124	1,133

Shares buyback program for 470,000,000 shares (ii)
Acquired by Parent	-	81,855,600	-	1,501
Acquired by wholly owned subsidiaries	-	96,959,900	-	1,750
	-	178,815,500	-	3,251
Shares buyback program	141,158,533	249,259,298	2,124	4,384

(i)	On April 27, 2022, the Board of Directors approved the common shares buyback program, limited to a maximum of 500,000,000 common shares or their respective ADRs.
(ii)	On April 1, 2021, the Board of Directors approved the common shares buyback program, limited to a maximum of 270,000,000 common shares or their respective ADRs. Continuing the previous program, the Board of Directors approved a new shares buyback program on October 28, 2021, with a limit of up to 200,000,000 common shares or their respective ADRs. Both programs were concluded in 2022.